Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CRTC tangible benefits obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 29	$ 61
FAIR VALUE	29	61
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	82	108
FAIR VALUE	85	112
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	18,653	18,188
FAIR VALUE	20,905	19,178
Finance leases
Disclosure of financial liabilities [line items]
CARRYING VALUE	0	2,097
FAIR VALUE	$ 0	$ 2,304